PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment	$ 42,352,597	$ 30,043,082
Less: accumulated depreciation	(22,661,818)	(16,669,132)
Property and equipment, net	19,690,779	13,373,950
Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,618,584	934,033
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	32,552,762	23,583,820
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 8,181,251	$ 5,525,229